Financial instruments and financial risk management (Tables)	9 Months Ended
Sep. 30, 2020
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At September 30, 2020	Within one year	and five years	five years
Trade payables	$499,925	—	—
Accrued liabilities	2,032,961	—	—
Due to related parties	398	—	—
Shareholder loan	—	—	—
	$2,533,284	$—	$—

Schedule of financial assets and liabilities that are denominated in US dollars

	September 30,	December 31,
	2020	2019
Cash and cash equivalents	$100,062,788	$10,555,007
Restricted cash	84,031	81,981
Receivables	136,606	192,998
Trade payables and accrued liabilities	(2,080,400)	(105,896)
	$98,203,025	$10,724,090

Schedule of classification of financial instruments

	September 30,	December 31,
	2020	2019
Amortized cost:
Cash and cash equivalents	$101,054,943	$11,095,848
Restricted cash	186,570	184,314
Receivables	185,399	144,391
	$101,426,912	$11,424,553

	September 30,	December 31,
	2020	2019
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$2,533,284	$2,128,226
Shareholder loan	—	2,076
Derivative financial liabilities:
Derivative liability	10,473,131	7,072,134
	$13,006,415	$9,202,436